Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and Other Payables

	2025	2024
	US$'000	US$'000
		(Recast)
Trade creditors	71,661	42,227
Accruals	27,275	29,578
Deferred consideration	11,068	-
Customer rebates payable	17,148	7,450
Other creditors	17,215	3,322
Accrued royalties	604	1,617
Payroll liabilities	4,729	1,857
Government rebates payable	649	739
Total trade and other payables	150,349	86,790